Document And Entity Information	Mar. 25, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 25, 2022
Entity Registrant Name	Axsome Therapeutics, Inc.
Entity Central Index Key	0001579428
Entity Emerging Growth Company	false
Entity File Number	001-37635
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-4241907
Entity Address, Address Line One	22 Cortlandt Street, 16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	332-3241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	AXSM
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) is being filed to amend the Current Report on Form 8-K filed by Axsome Therapeutics, Inc. March 28, 2022 (the “Initial Form 8-K”) for the sole purpose of adding as an exhibit the Asset Purchase Agreement with Jazz Pharmaceuticals plc (the “Purchase Agreement”), referred to in the Initial Form 8-K. Item 1.01 Entry into a Material Definitive Agreement.